LEASES (Schedule of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance at beginning year	$ 1,872
Additions during the year:
Depreciation	606	$ 758
Disposals during the year:
Balance at end of year	2,109	1,872
Depreciated cost at end of year	2,109	1,872
Leasehold [Member]
Disposals during the year:
Depreciated cost at end of year	1,723	1,801
Motor vehicles [Member]
Disposals during the year:
Depreciated cost at end of year	386	71
Cost [Member]
Statement Line Items [Line Items]
Balance at beginning year	3,344	3,422
Additions during the year:
Additions to right-of-use assets for new leases in the period	824	23
Revaluation recognized in CPI	47	(23)
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(30)	(78)
Balance at end of year	4,185	3,344
Cost [Member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	3,025	3,041
Additions during the year:
Additions to right-of-use assets for new leases in the period	412	0
Revaluation recognized in CPI	4	(16)
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	0	0
Balance at end of year	3,441	3,025
Cost [Member] | Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	319	381
Additions during the year:
Additions to right-of-use assets for new leases in the period	412	23
Revaluation recognized in CPI	43	(7)
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(30)	(78)
Balance at end of year	744	319
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Balance at beginning year	(1,472)	(751)
Additions during the year:
Depreciation	606	758
Disposals during the year:
Disposals of right-of-use assets	(2)	(37)
Balance at end of year	(2,076)	(1,472)
Accumulated depreciation [Member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	(1,224)	(596)
Additions during the year:
Depreciation	494	628
Disposals during the year:
Disposals of right-of-use assets	0	0
Balance at end of year	(1,718)	(1,224)
Accumulated depreciation [Member] | Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	(248)	(155)
Additions during the year:
Depreciation	112	130
Disposals during the year:
Disposals of right-of-use assets	(2)	(37)
Balance at end of year	$ (358)	$ (248)